As filed with the Securities and Exchange Commission on March 31, 2004
                                     Investment Company Act file number 811-6152

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  New Jersey Daily Municipal Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: 01/31

Date of reporting period: 01/31/04

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
NEW JERSEY
DAILY MUNICIPAL                             600 Fifth Avenue, New York, NY 10020
INCOME FUND, INC.                                                  (212)830-5200

================================================================================




Dear Shareholder:


We are pleased to present the annual report of New Jersey Daily Municipal Income Fund, Inc. for the year ended January 31, 2004.

The Fund had net assets of $148,275,897 and 870 active shareholders as of January 31, 2004.

Effective April 1, 2004, the Fund's portfolio holdings will be available periodically on our website at http://www.money-funds.com/portfolioholdings or toll free at (800) 433-1918. The posting of schedule of portfolio holdings will be delayed at least five days after the date of the schedule. The Fund may terminate or modify this policy at any time without further notice to shareholders.

Thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,
\s\Steven W. Duff





Steven W. Duff
President

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2004

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Put Bond (b)(c) (3.77%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,595,000   Puerto Rico Industrial Medical & Environmental RB
              (Abbott Laboratories Project)                                     03/01/04      1.30%   $  5,595,000
-----------                                                                                           ------------
  5,595,000   Total Put Bond                                                                             5,595,000
-----------                                                                                           ------------
Tax Exempt Commercial Paper (9.65%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000   New Jersey EDA Exempt Facilities RB (Chambers Co-Generation)
              Insured by FSA                                                    06/07/04      0.95%   $  2,500,000  VMIG-1     A1+
  7,800,000   New Jersey EDA Exempt Facilities RB (Logan Project) - Series 1992
              LOC Union Bank of Switzerland                                     05/03/04      0.95       7,800,000  VMIG-1     A1+
  4,000,000   Salem County, NJ PCFA
              (Philadelphia Electric Company) - Series 1993
              LOC Bank One                                                      02/11/04      1.05       4,000,000  VMIG-1     A1+
-----------                                                                                           ------------
 14,300,000   Total Tax Exempt Commercial Paper                                                         14,300,000
-----------                                                                                           ------------
Tax Exempt General Obligation Notes & Bonds (25.91%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,869,000   Chester Township, NJ BAN (c)                                      06/11/04      0.91%   $  5,886,483
  3,000,000   Leonia, NJ TAN (c)                                                02/17/04      0.96       3,001,022
  4,044,240   Maple Shade, NJ BAN (c)                                           05/13/04      1.00       4,052,641
  3,668,450   Middle Township, NJ BAN (c)                                       07/30/04      1.00       3,677,405
  3,175,000   Milltown Borough, County of Middlesex, NJ GO BAN (c)              08/18/04      1.02       3,187,463
  7,200,000   New Jersey & New York ABN AMRO
              Municipal TOPs Certificate Trust - Series 2002-33
              LOC Dexia CLF                                                     05/05/04      1.09       7,200,000  VMIG-1
  4,000,000   New Jersey State TRAN - Series B                                  06/25/04      0.90       4,017,400   MIG-1    SP-1+
  2,740,775   Ocean Township, NJ BAN (c)                                        01/14/05      1.10       2,763,965
    825,000   Trenton, NJ GO Refunding Bond (c)
              Insured by AMBAC Indemnity Corp.                                  01/15/05      1.10         832,017
  2,723,000   Wayne, NJ School District Promissory Notes (c)                    06/25/04      1.03       2,730,693
  1,060,100   West Paterson, NJ BAN (c)                                         07/23/04      1.00       1,063,818
-----------                                                                                           ------------
 38,305,565   Total Tax Exempt General Obligation Notes & Bonds                                         38,412,907
-----------                                                                                           ------------
Variable Rate Demand Instruments (d) (59.47%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,500,000   Appling County, GA PCRB
              (Georgia Power Plant Hatch Project) - Series 2                    12/01/18      1.04%   $  1,500,000  VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,900,000   Camden County, NJ Improvement Authority RB
              (Parkview Redevelopment Housing Project) - Series 1996
              LOC General Electric Capital Corporation                          07/01/26      0.95%   $  4,900,000             A1
  1,500,000   Decatur City, AL Environmental Facilities IDRB
              (British Petroleum-Amoco)                                         11/01/35      1.04       1,500,000    P1      A1+
  2,500,000   Jackson County, MS Port Facilities RB
              (Chevron USA Inc Project) - Series 1993                           06/01/23      1.00       2,500,000    P1
  4,200,000   Monmouth County, NJ Improvement Authority RB
              (Aces Pooled Government Loan Program)
              LOC Bank of New York                                              08/01/16      0.90       4,200,000  VMIG-1
  2,742,500   Morgan Stanley Floating Rate Trust
              (Mercer County Improvement Authority) - Series 402                01/01/18      0.95       2,742,500  VMIG-1
  1,225,000   New Jersey EDA Economic Growth Bonds -Series 1994A
              LOC National Westminster Bank PLC                                 08/01/14      1.05       1,225,000             A1
  3,795,000   New Jersey EDA EDRB (Airis Newark L.L.C. Project)
              Insured by AMBAC Indemnity Corp.                                  01/01/19      0.90       3,795,000  VMIG-1     A1
  1,700,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (c)
              LOC First Union National Bank                                     12/01/08      1.11       1,700,000
    100,000   New Jersey EDA Manufacturing Facility RB
              (Commerce Center Project)
              LOC PNC Bank, N.A.                                                08/01/17      0.90         100,000             A1
  2,390,000   New Jersey EDA RB (Color Graphics Inc. Project) (c)
              LOC First Union National Bank                                     12/01/17      1.06       2,390,000
  8,000,000   New Jersey EDA RB (Encap Gulf Holdings L.L.C.) - Series B
              LOC Bayerische Landesbank, A.G.                                   10/01/11      0.88       8,000,000  VMIG-1    A1+
  2,180,000   New Jersey EDA RB (Filtra Corporation Project) (c)
              LOC Summit Bank                                                   08/01/15      1.16       2,180,000
  3,000,000   New Jersey EDA RB (Lawrenceville School Project) - Series 1996    07/01/26      0.86       3,000,000  VMIG-1
  1,300,000   New Jersey EDA RB (Mclean Association L.L.C. Project) (c)
              LOC First Union National Bank                                     08/01/14      1.11       1,300,000
  3,370,000   New Jersey EDA RB (Senior Care-Bayshore Health) - Series A
              LOC KBC Bank                                                      04/01/28      0.88       3,370,000  VMIG-1
  1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
              LOC Bank of America                                               10/15/09      0.97       1,000,000    P1
  2,000,000   New Jersey EDA School RB (Peddie School) - Series 1994B           02/01/19      0.90       2,000,000             A1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC
STATEMENT OF NET ASSETS (CONTINUED)
JANUARY 31, 2004

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
   Amount                                                                         Date        Yield    (Note 1)    Moody's  & Poor's
   ------                                                                         ----        -----     ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   750,000   New Jersey EDA School RB (Peddie School) - Series 1996            02/01/26      0.90%   $    750,000             A1
  3,700,000   New Jersey EDA Special Facility RB (Port Newark Container)
              LOC Citibank, N.A.                                                07/01/30      0.99       3,700,000            A1+
  4,500,000   New Jersey EDA Thermal Energy Facility RB
              LOC Bank One                                                      12/01/09      0.95       4,500,000  VMIG-1
  3,000,000   New Jersey HFFA RB (Meridian Health Systems) - Series B
              LOC Fleet Bank                                                    07/01/33      0.88       3,000,000  VMIG-1     A1
  2,005,000   New Jersey Sports & Expo Authority Contract P-Floats 649R
              Insured by MBIA Insurance Corp.                                   03/01/18      0.95       2,005,000            A1+
  3,500,000   New Jersey Sports & Expo Authority Services - Series C
              Insured by MBIA Insurance Corp.                                   09/01/24      0.88       3,500,000  VMIG-1    A1+
  2,550,000   New Jersey State EDA RB (Campus 130 Association) (c)
              LOC Bank of New York                                              12/01/11      1.05       2,550,000
  5,000,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series A
              Insured by AMBAC Indemnity Corp.                                  07/01/29      0.95       5,000,000  VMIG-1    A1+
  3,475,000   New Jersey State Educational Facilities
              (College of New Jersey) - Series D (c)
              Insured by FGIC                                                   07/01/35      0.92       3,475,000
  1,100,000   New Jersey State Municipal Securities Trust Receipts - Series CB1 02/15/11      1.01       1,100,000  VMIG-1
  1,000,000   Sarpy County, NE Hospital Authority #1 Health Facilities RB
              (Immanuel Health System) - Series B
              LOC LaSalle National Bank                                         07/01/30      1.00       1,000,000            A1+
  3,200,000   Union County, NJ PCFA (Exxon Project)                             10/01/24      0.82       3,200,000    P1      A1+
  4,400,000   Union County, NJ PCFA (Exxon Project) - Series 1994               07/01/33      0.86       4,400,000    P1      A1+
  2,600,000   Will County, IL RB (Amoco Chemical Co. Project) - Series 2001     07/01/31      1.04       2,600,000  VMIG-1    A1+
-----------                                                                                           ------------
 88,182,500   Total Variable Rate Demand Instruments                                                    88,182,500
-----------                                                                                           ------------
              Total Investments (98.80%) (cost $146,490,407+)                                          146,490,407
              Cash and other assets net of liabilities (1.20%)                                           1,785,490
                                                                                                      ------------
              Net Assets (100.00%)                                                                    $148,275,897
                                                                                                      ============
              Net Asset Value, offering and redemption price per share:
              Class A shares,            96,014,884 shares outstanding (Note 3)                       $       1.00
                                                                                                      ============
              Class B shares,            11,916,772 shares outstanding (Note 3)                       $       1.00
                                                                                                      ============
              J.P. Morgan Select shares, 40,360,366 shares outstanding (Note 3)                       $       1.00
                                                                                                      ============

              +   Aggregate cost for federal income tax purposes is identical.



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to the rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:

     BAN      =   Bond Anticipation Note                        LOC        =    Letter of Credit
     EDA      =   Economic Development Authority                PCFA       =    Pollution Control Finance Authority
     EDRB     =   Economic Development Revenue Bond             PCRB       =    Pollution Control Revenue Bond
     FGIC     =   Financial Guaranty Insurance Company          RB         =    Revenue Bond
     FSA      =   Financial Security Assurance                  TAN        =    Tax Anticipation Note
     GO       =   General Obligation                            TOPs       =    Tender Option Puts
     HFFA     =   Health Facility Finance Authority             TRAN       =    Tax and Revenue Anticipation Note
     IDRB     =   Industrial Development Revenue Bond












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 2004
================================================================================


INVESTMENT INCOME

Income:
    Interest..................................................................  $     1,720,923
                                                                                ---------------
Expenses: (Note 2)
    Investment management fee.................................................          493,718
    Administration fee........................................................          345,603
    Shareholder servicing fee (Class A shares)................................          205,132
    Shareholder servicing fee (J.P. Morgan Select shares).....................          101,231
    Custodian fee.............................................................           15,539
    Shareholder servicing and related shareholder expenses+...................          100,809
    Legal, compliance and filing fees.........................................           85,018
    Audit and accounting......................................................          129,768
    Directors' fees and expenses..............................................           10,958
    Other.....................................................................            8,340
                                                                                ---------------
      Total expenses..........................................................        1,496,116
      Less:Expenses paid indirectly (Note 2)..................................  (         1,609)
           Fees waived (Note 2)...............................................  (        28,415)
                                                                                ---------------
      Net expenses............................................................        1,466,092
                                                                                ---------------
Net investment income.........................................................          254,831

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.......................................              -0-
                                                                                ---------------
Increase in net assets from operations........................................  $       254,831
                                                                                ===============

+ Includes class specific transfer agency expenses of $48,426, $5,696 and $23,898 for Class A, Class B and J.P. Morgan Select shares, respectively.







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JANUARY 31, 2004 AND 2003
================================================================================



                                                                              2004                        2003
                                                                       -----------------           ------------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income.....................................        $         254,831           $        1,022,562
     Net realized gain (loss) on investments...................                      -0-                          -0-
                                                                       -----------------           ------------------
Increase in net assets from operations.........................                  254,831                    1,022,562
Dividends to shareholders from net investment income:
        Class A shares.........................................        (         147,510)*         (          605,036)*
        Class B shares.........................................        (          36,198)*         (           77,668)*
        J.P. Morgan Select shares..............................        (          71,123)*         (          339,858)*
Capital share transactions (Note 3):
        Class A shares.........................................        (      36,282,797)                  26,232,956
        Class B shares.........................................                1,791,734           (        2,796,122)
        J.P. Morgan Select shares..............................        (      11,922,266)          (       20,412,045)
                                                                        ----------------            -----------------
        Total (decrease) increase..............................        (      46,413,329)                   3,024,789
Net assets:
     Beginning of year.........................................              194,689,226                  191,664,437
                                                                       -----------------           ------------------
     End of year...............................................        $     148,275,897           $      194,689,226
                                                                       =================           ==================

*    Designated as exempt-interest dividends for federal income tax purposes.













--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies

New Jersey Daily Municipal Income Fund, Inc. (the "Fund") is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, municipal money market fund. The Fund has three classes of stock authorized, Class A, Class B and J.P. Morgan Select shares. The Class A and J.P. Morgan Select shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects all share classes represent the same interest in the income and assets of the Fund. Distribution for J.P. Morgan Select shares commenced on July 9, 1999. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager"), at the annual rate of ..30% of the Fund's average daily net assets.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to Distribution Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into Distribution Agreements covering all classes and Shareholder Servicing Agreements, only with respect to Class A and J.P. Morgan Select shares of the Fund. For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to .20% of the Fund's average daily net assets with respect only to the Class A and J.P. Morgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

For the year ended January 31, 2004, the Distributor voluntarily waived the following fees:

Shareholder servicing fees - Class A                         $   18,457
Shareholder servicing fees - J.P. Morgan Select shares       $    9,958

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $82,383 paid to Reich & Tang Services, Inc. an affiliate of the Manager, as shareholder servicing agent for the Fund. Also, included under the same caption are expense offsets of $1,609.

3. Capital Stock

At January 31, 2004, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $148,275,981. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                                Year                    Year
                                                               Ended                   Ended
Class A shares                                            January 31, 2004        January 31, 2003
--------------                                            ----------------        ----------------
Sold........................................                  436,063,415             388,073,558
Issued on reinvestment of dividends.........                      111,061                 474,014
Redeemed....................................              (   472,457,273)        (   362,314,616)
                                                           --------------          --------------
Net (decrease) increase.....................              (    36,282,797)             26,232,956
                                                           ==============          ==============

Class B shares
--------------
Sold........................................                   67,658,838              46,096,160
Issued on reinvestment of dividends.........                       36,084                  78,918
Redeemed....................................              (    65,903,188)        (    48,971,200)
                                                           --------------          --------------
Net increase (decrease).....................                    1,791,734         (     2,796,122)
                                                           ==============          ==============

J.P. Morgan Select shares
-------------------------
Sold........................................                   53,583,174              44,782,786
Issued on reinvestment of dividends.........                       75,299                 354,181
Redeemed....................................              (    65,580,739)        (    65,549,012)
                                                           --------------          --------------
Net (decrease)..............................              (    11,922,266)        (    20,412,045)
                                                           ===============         ==============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
4. Tax Information

Accumulated undistributed net realized loss at January 31, 2004 amounted to $84. Such loss represents tax basis net capital loss which may be carried forward to offset future capital gains. Such loss expires on January 31, 2008. During the year ended January 31, 2004, $12,157 of the capital loss carryforward had expired.

At January 31, 2004, the Fund had undistributed tax exempt income of $5,870 for income tax purposes included in dividends payable.

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 58% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of
holdings  with  credit   enhancements   from  one  financial   institution.

6. Financial Highlights

                                                      Year Ended         Three Months                  Year Ended
Class A shares                                        January 31,            Ended                     October 31,
--------------                                  ----------------------                      --------------------------------
                                                  2004          2003     January 31, 2002     2001        2000        1999
                                                --------      --------   ----------------   --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $ 1.00        $ 1.00        $ 1.00          $ 1.00      $ 1.00      $ 1.00
                                                 -------       -------       -------         -------     -------     -------
Income from investment operations:
    Net investment income......................    0.001         0.005         0.002           0.022       0.030       0.023
Less distributions:
    Dividends from net investment income.......  ( 0.001)      ( 0.005)      ( 0.002)        ( 0.022)    ( 0.030)    ( 0.023)
                                                  ------        ------        ------          ------      ------      ------
Net asset value, end of period.................  $ 1.00        $ 1.00        $ 1.00          $ 1.00      $ 1.00      $ 1.00
                                                 =======       =======       =======         =======     =======     =======
Total Return...................................    0.14%         0.53%         0.21%(a)        2.21%       3.00%       2.30%
Ratios/Supplemental Data
Net assets, end of period (000)................  $96,004       $132,287      $106,056        $121,956    $93,848     $146,824
Ratios to average net assets:
    Expenses (Net of fees waived)(b)...........    0.90%         0.89%         0.87%(c)        0.88%       0.89%       0.86%
    Net investment income......................    0.14%         0.53%         0.82%(c)        2.13%       2.96%       2.27%
    Shareholder servicing fees waived..........    0.02%         0.00%         0.00%(c)        0.00%       0.00%       0.00%
    Expenses paid indirectly...................    0.00%         0.00%         0.00%(c)        0.01%       0.00%       0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Financial Highlights (Continued)

                                                      Year Ended         Three Months                  Year Ended
Class B shares                                        January 31,            Ended                     October 31,
--------------                                  ----------------------                      --------------------------------
                                                  2004          2003     January 31, 2002     2001        2000        1999
                                                --------      --------   ----------------   --------    --------    --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $ 1.00        $ 1.00        $ 1.00          $ 1.00      $ 1.00      $ 1.00
                                                 -------       -------       -------         -------     -------     -------
Income from investment operations:
    Net investment income......................    0.003         0.007         0.003           0.024       0.032       0.025
Less distributions:
    Dividends from net investment
        income.................................  ( 0.003)      ( 0.007)      ( 0.003)        ( 0.024)    ( 0.032)    ( 0.025)
                                                  ------        ------        ------          ------      ------      ------
Net asset value, end of period.................  $ 1.00        $ 1.00        $ 1.00          $ 1.00      $ 1.00      $ 1.00
                                                 =======       =======       =======         =======     =======     =======
Total Return...................................    0.32%         0.73%         0.26%(a)        2.44%       3.22%       2.51%
Ratios/Supplemental Data
Net assets, end of period (000)................  $11,916       $10,124       $12,920         $16,019     $12,418     $ 6,770
Ratios to average net assets:
    Expenses (b)...............................    0.73%         0.69%         0.65%(c)        0.66%       0.67%       0.67%
    Net investment income......................    0.32%         0.73%         1.05%(c)        2.41%       3.23%       2.48%
    Expenses paid indirectly ..................    0.00%         0.00%         0.00%(c)        0.01%       0.00%       0.00%



                                                      Year Ended       Three Months      Year Ended
J.P. Morgan Select shares                             January 31,          Ended         October 31,           July 9, 1999
-------------------------                        ---------------------  January 31,  ------------------ (Commencement of Offering)
                                                   2004          2003       2002       2001       2000      to October 31, 1999
                                                 -------       -------    -------    -------    -------    -------------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...........  $ 1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00           $ 1.00
                                                 -------       -------    -------    -------    -------          -------
Income from investment operations:
    Net investment income......................    0.001         0.005      0.002      0.022      0.030            0.007
Less distributions:
    Dividends from net investment income.......  ( 0.001)      ( 0.005)   ( 0.002)   ( 0.022)   ( 0.030)         ( 0.007)
                                                  ------        ------     ------     ------     ------           ------
Net asset value, end of period.................  $ 1.00        $ 1.00     $ 1.00     $ 1.00     $ 1.00           $ 1.00
                                                 =======       =======    =======    =======    =======          =======
Total Return...................................    0.14%         0.53%      0.21%(a)   2.21%      3.00%            0.72%(a)
Ratios/Supplemental Data
Net assets, end of period (000)................  $40,356       $52,278    $72,688    $63,248    $51,622          $45,109
Ratios to average net assets:
    Expenses (Net of fees waived)(b)...........    0.90%         0.89%      0.87%(c)   0.88%      0.89%            0.86%(c)
    Net investment income......................    0.14%         0.53%      0.82%(c)   2.13%      2.96%            2.27%(c)
    Shareholder servicing fees waived..........    0.02%         0.00%      0.00%(c)   0.00%      0.00%            0.00%(c)
    Expenses paid indirectly...................    0.00%         0.00%      0.00%(c)   0.01%      0.00%            0.00%(c)

(a)  Not annualized
(b)  Includes expenses paid indirectly
(c)  Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
REPORT OF INDEPENDENT AUDITORS

================================================================================

To the Board of Directors and Shareholders of New Jersey Daily Municipal Income Fund, Inc.



In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New Jersey Daily Municipal Income Fund, Inc. (the "Fund") at January 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the period presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2004 by correspondence with the custodian, provides a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
March 9, 2004















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                           January 31, 2004+

------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
                          Position(s)    Term of Office Principal Occupation(s) Number of Portfolios in      Other
  Name, Address1,          Held with     and Length of        During Past             Fund Complex       Directorships
     and Age                 Fund         Time Served           5 Years           Overseen by Director      held by
                                                                                       or Officer          Director

------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------
Disinterested Directors:
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------

Dr. W. Giles               Director          1990       Professor Emeritus of     Director/Trustee of         N/A
Mellon,                                                 Business Administration   ten other portfolios
Age 72                                                  in the Graduate School
                                                        of Management, Rutgers
                                                        University with which
                                                        he has been associated
                                                        since 1966.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------

Robert Straniere,          Director          1990       Owner, Straniere Law      Director/Trustee of      WPG Funds
Esq., Age 62                                            Firm since 1980, NYS      ten other portfolios       Group
                                                        Assemblyman since 1981
                                                        and counsel at Fisher,
                                                        Fisher & Berger since
                                                        1995.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------

Dr. Yung Wong,             Director          1990       Managing Director of      Director/Trustee of         N/A
Age 65                                                  Abacus Associates, an     ten other portfolios
                                                        investment firm, since
                                                        1996.
------------------------ ------------- ---------------- ----------------------- ----------------------- ---------------

+ The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund")
     directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)
================================================================================

                                            Directors and Officers Information (continued)
                                                           January 31, 2004+

------------------------ -------------- --------------- ------------------------- ----------------------- ---------------
                          Position(s)   Term of Office  Principal Occupation(s)   Number of Portfolios         Other
  Name, Address1,          Held with    and Length of        During Past             in Fund Complex       Directorships
     and Age                 Fund        Time Served           5 Years            Overseen by Director        held by
                                                                                       or Officer            Director

------------------------ -------------- --------------- ------------------------- ----------------------- ---------------
Interested Directors/Officers:
------------------------ -------------- --------------- ------------------------- ----------------------- ---------------

Steven W. Duff,          President and        1994      Manager and President     Director/Trustee             N/A
Age 50                     Director2                    of Reich & Tang Asset     and/or Officer of
                                                        Management, LLC ("RTAM,   fifteen other
                                                        LLC"), a registered       portfolios
                                                        Investment Advisor.
                                                        Associated with
                                                        RTAM, LLC since 1994.
------------------------ -------------- --------------- ------------------------- ----------------------- ---------------

Richard De Sanctis,      Treasurer and        1992      Executive Vice President, Officer of fifteen           N/A
Age 47                     Assistant                    CFO of RTAM, LLC.         other portfolios
                           Secretary                    Associated with
                                                        RTAM, LLC since 1990.
------------------------ -------------- --------------- ------------------------- ----------------------- ---------------

Molly Flewharty,         Vice President       1990      Senior Vice President     Officer of fifteen           N/A
Age 52                                                  of RTAM, LLC.  Associated other portfolios
                                                        with RTAM, LLC since
                                                        1977.
------------------------ -------------- --------------- ------------------------- -----------------------  ---------------

Rosanne Holtzer,           Secretary          1998      Senior Vice President of  Officer of fifteen           N/A
Age 39                        and                       RTAM, LLC.  Associated    other portfolios
                           Assistant                    with RTAM, LLC since
                           Treasurer                    1986.
------------------------ -------------- --------------- ------------------------- -----------------------  ---------------

Dana E. Messina,         Vice President       1990      Executive Vice President  Officer of twelve            N/A
Age 47                                                  of RTAM, LLC.  Associated other portfolios
                                                        with RTAM, LLC since
                                                        1980.
------------------------ -------------- --------------- ------------------------- -----------------------  ---------------

+ The Statement of Additional Information includes additional information about New Jersey Daily Municipal Income Fund, Inc. (the "Fund")
     directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     The Bank of New York
     100 Church Street, 10th Floor
     New York, New York 10286


  Transfer Agent & Dividend
    Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020



  NJ1/04A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













NEW JERSEY
DAILY
MUNICIPAL
INCOME
FUND, INC.




























                                  Annual Report
                                January 31, 2004





--------------------------------------------------------------------------------
ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Directors has determined that it does not have an audit committee financial expert serving on its audit committee. The Board believes that the collective experience of the audit committee members, including their long-standing service as audit committee members, is sufficient to effectively carry out the role and obligations of the audit committee. In making its determination, the Board considered, among other things, the nature of investment company financials, and the fact that the audit committee is able to consult with the registrant's independent accountants and to seek outside advice, as it deems appropriate."

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                         FYE 01/31/04      FYE 01/31/03
4(a) Audit Fees          $22,700           $21,600
4(b) Audit Related Fees  $     0           $     0
4(c) Tax Fees            $ 3,000           $ 3,000
4(d) All Other Fees      $     0           $     0

4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None.

4(f) Not applicable.

4(g) $3,000 and $20,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2004. $3,000 and $17,600, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended January 31, 2003.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    RESERVED

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 10:   EXHIBITS

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) New Jersey Daily Municipal Tax Free Income Fund, Inc.

By (Signature and Title) /s/ Rosanne Holtzer
                             Rosanne Holtzer, Secretary
Date March 31 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Steven W. Duff
                             Steven W. Duff, President

Date March 31, 2004

By (Signature and Title) /s/ Richard DeSanctis
                             Richard DeSanctis, Treasurer
Date March 31, 2004